INCOME TAXES (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Reconciliation Of Operating Income By Geography Text Block
Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2013	2012	2011
United States	$8,351	$7,584	$8,858
International	6,492	5,201	6,139
TOTAL	14,843	12,785	14,997

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes on continuing operations consisted of the following:

Years ended June 30	2013	2012	2011
CURRENT TAX EXPENSE
U.S. federal	$1,885	$1,913	$1,770
International	1,584	1,374	1,149
U.S. state and local	279	246	256
	3,748	3,533	3,175
DEFERRED TAX EXPENSE
U.S. federal	180	83	200
International and other	(487)	(148)	(76)
	(307)	(65)	124
TOTAL TAX EXPENSE	3,441	3,468	3,299

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2013	2012	2011
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	(7.6)%	(8.1)%	(8.2)%
Changes in uncertain tax positions	(1.8)%	(1.3)%	(3.6)%
Impairment adjustments	0.6%	3.7%	—%
Holding gain on joint venture buy-out	(1.4)%	—%	—%
Other	(1.6)%	(2.2)%	(1.2)%
EFFECTIVE INCOME TAX RATE	23.2%	27.1%	22.0%

Unrecognized Tax Benefits Reconciliation Table Text Block
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

Years ended June 30	2013	2012	2011
BEGINNING OF YEAR	$1,773	$1,848	$1,797
Increases in tax positions for prior years	162	166	323
Decreases in tax positions for prior years	(225)	(188)	(388)
Increases in tax positions for current year	188	178	222
Settlements with taxing authorities	(195)	(49)	(168)
Lapse in statute of limitations	(98)	(81)	(94)
Currency translation	(5)	(101)	156
END OF YEAR	1,600	1,773	1,848

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities were comprised of the following:

June 30	2013	2012
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,777	$2,366
Stock-based compensation	1,125	1,304
Loss and other carryforwards	1,062	853
Goodwill and other intangible assets	60	78
Accrued marketing and promotion	285	238
Fixed assets	135	165
Unrealized loss on financial and foreign exchange transactions	324	363
Accrued interest and taxes	15	28
Inventory	46	58
Other	879	761
Valuation allowances	(341)	(375)
TOTAL	5,367	5,839

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	$11,941	$11,816
Fixed assets	1,718	1,719
Other	315	286
TOTAL	13,974	13,821